Note 3 - Deposits (Details Textual) - USD ($)				9 Months Ended	12 Months Ended
	Jul. 01, 2016	Aug. 12, 2014	Feb. 28, 2014	Sep. 30, 2016	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Customer Deposits, Current						$ 135,000	$ 100,000
Peter Holdings Ltd [Member]
Joint Venture Royalties Percentage					50.00%
Peter Holdings Ltd [Member] | Licensing Agreements [Member] | Isan System License Agreement [Member] | Clarion Water [Member]
Customer Deposits, Current		$ 100,000	$ 100,000
License Agreement Term		10 years	10 years
Royalty As Percentage of Sales		10.00%	10.00%
Royalty as Percentage of Sublicensing Fees		40.00%	40.00%
Peter Holdings Ltd [Member] | Licensing Agreements [Member] | Isan System License Agreement [Member] | Clarion Water [Member] | Beginning July 1 2016 [Member]
Quarterly Payments from Licensee	$ 45,000		$ 50,000	$ 50,000